Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 163,744	$ 206,339	$ 179,462	$ 179,934
Other assets	57,958	77,797
Total assets	3,710,730	3,053,391
Operating Segments [Member] | Shuttle Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,956,583	1,758,619
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,314,356	752,835
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	141,657	178,172
Operating Segments [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 76,432	$ 79,629